Non-controlling interests (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interest [Line Items]
Non-controlling interest	$ 55,488	$ 37,979
2degrees
Noncontrolling Interest [Line Items]
Non-controlling interest	39,223	20,426
Nueva Tel
Noncontrolling Interest [Line Items]
Non-controlling interest	45,122	51,165
Trilogy LLC
Noncontrolling Interest [Line Items]
Non-controlling interest	(28,159)	(32,874)
Salamanca Solutions International LLC
Noncontrolling Interest [Line Items]
Non-controlling interest	$ (698)	$ (738)